Label	Element	Value
Teucrium Agricultural Strategy No K-1 ETF | CBT Corn No. 2 Yellow Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.50%
Teucrium Agricultural Strategy No K-1 ETF | CBT Soybean Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.50%
Teucrium Agricultural Strategy No K-1 ETF | ICE Sugar 11 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.90%
Teucrium Agricultural Strategy No K-1 ETF | CBT Wheat Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.50%